Marketable Securities (Details) - Schedule of amortized cost and estimated fair value of marketable securities - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of amortized cost and estimated fair value of marketable securities [Abstract]
Amortized Cost, Due within one year	$ 21,603	$ 44,057
Estimated Fair Value, Due within one year	21,629	44,105
Amortized Cost, Due between one to five years	3,031	2,198
Estimated Fair Value, Due between one to five years	3,022	2,210
Amortized Cost, Total	24,634	46,255
Estimated Fair Value, Total	$ 24,651	$ 46,315